Document and Entity Information	Mar. 23, 2020
Cover [Abstract]
Entity Registrant Name	VULCAN MATERIALS COMPANY
Amendment Flag	false
Entity Central Index Key	0001396009
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	NJ
Entity File Number	001-33841
Entity Tax Identification Number	20-8579133
Entity Address, Address Line One	1200 Urban Center Drive
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	(205)
Local Phone Number	298-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	VMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false